TAXES ON INCOME (Reconciliation of Theoretical Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
INCOME BEFORE TAXES ON INCOME	$ 7,791	$ 11,228	$ 4,776
Theoretical tax expense (benefit)	2,065	2,807	1,194
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(1,314)	(2,033)	(1,157)
Difference between income reported for tax purposes and income for financial reporting purposes - mainly dollar - NIS differences and issuance costs	(675)	(754)
Non-deductible expenses - mainly share-based compensation expense	256	183	74
Different effective tax rates applicable to the subsidiaries	74	121	69
TAXES ON INCOME	$ 406	$ 324	$ 180
Statutory tax rate	26.50%	25.00%	25.00%